Related party transactions and balances (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sales	$ 0	$ 0	$ 152,286
Revenue	4,686,925	6,510,169	$ 4,179,300
Sales of Robot and Software
Sales	875	254
Revenue	55,230	77,598
Sales of Robot and Software One
Sales	280,293	463,442
Revenue	145,688	2,929,012
Sales of Robot and Software Two
Sales	78,000	0
Revenue	$ 356	$ 0
Minimum [Member]
Loans carry interest	5.25%
Maximum [Member]
Loans carry interest	10.00%